Other expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other expenses

6. Other expenses

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Administrative expenses (Note)	3,484,057	27,063,110	27,379,871	16,852,826
Business development expenses	763,509	5,930,705	7,257,135	6,276,523
Cleaning expenses	881,321	6,845,835	6,804,944	5,774,895
Consulting services expenses	228,733	1,776,726	641,155	-
Daily maintenance	413,586	3,212,612	2,531,002	1,392,930
Insurance	446,796	3,470,575	4,397,605	3,561,642
Listing expense	1,082,769	8,410,621	-	-
Rental related expenses	2,891,554	22,460,725	22,730,101	15,821,806
Storage expenses	13,390	104,011	113,142	917,142
Traveling and communication expenses	45,851	356,155	457,896	159,657

	10,251,566	79,631,075	72,312,851	50,757,421

Note: Administrative expenses mainly include expenses incurred on employee activities, freight charge, shop expenses and other miscellaneous expenses, which individually are not material to the Group.